Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating activities
Net earnings for the year	$ 97,361	$ 73,685
Items not affecting cash:
Depreciation and amortization	248,790	155,331
Finance costs	50,943	45,266
Interest income	(2,056)	(2,760)
Unrealized foreign exchange gain	(2,999)	(790)
Income from royalty sale	0	(8,075)
Income tax expense	79,134	39,771
Net loss (gain) on disposal of assets	2,587	(656)
Reversal of impairment	0	(96,914)
Write-down of assets	38,660	6,298
Share based payments expense	10,692	10,396
Employment benefit plan expense	2,849	2,717
Total adjustments to reconcile profit (loss)	525,961	224,269
Property reclamation payments	(2,301)	(2,807)
Employee benefit plan payments	(2,633)	(2,587)
Income taxes paid	(87,872)	(36,242)
Interest paid	(44,373)	(35,479)
Interest received	2,056	2,760
Changes in non-cash operating working capital	34,769	15,912
Cash flows used in operating activities	425,607	165,826
Investing activities
Purchase of property, plant and equipment	(190,908)	(214,505)
Capitalized interest paid	0	(3,848)
Proceeds from the sale of property, plant and equipment	1,790	6,605
Proceeds on pre-commercial production sales, net	0	12,159
Purchase of investment in associate	0	(3,107)
Proceeds from sale of mining interest	9,896	1,397
Value added taxes related to mineral property expenditures, net	(15,468)	(1,590)
Proceeds from the sale of marketable securities	5,237	0
Decrease (increase) in term deposits	(55,759)	3,371
Decrease in restricted cash	983	10,644
Net cash used in investing activities	(244,229)	(188,874)
Financing activities
Issuance of common shares for cash, net of issuance costs	95,992	40,066
Acquisition of non-controlling interest, without change in control	(7,500)	0
Contributions from non-controlling interests	421	2,791
Proceeds from borrowings	150,000	494,000
Repayment of borrowings	(132,714)	(600,000)
Loan financing costs	0	(15,583)
Principal portion of lease liabilities	(9,807)	(6,729)
Purchase of treasury stock	(3,550)	0
Net cash generated from (used in) financing activities	92,842	(85,455)
Net increase (decrease) in cash and cash equivalents	274,220	(108,503)
Cash and cash equivalents - beginning of year	177,742	286,312
Cash in disposal group held for sale	0	(67)
Cash and cash equivalents - end of year	$ 451,962	$ 177,742